UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Operating revenues
Total operating revenues	$ 232.3	$ 267.7	$ 479.3	$ 484.3
Gain on disposals	0.1	0.0	0.1	0.4
Operating expenses
Rig operating and maintenance expenses	(175.1)	(122.2)	(319.8)	(232.0)
Depreciation of non-current assets	(43.5)	(36.7)	(86.0)	(72.6)
General and administrative expenses	(13.5)	(12.3)	(27.3)	(23.4)
Total operating expenses	(232.1)	(171.2)	(433.1)	(328.0)
Operating income	0.3	96.5	46.3	156.7
Other non-operating income	6.0	0.0	6.0	0.0
Loss from equity method investments	(0.3)	(0.2)	(1.5)	(2.0)
Financial income / (expenses), net
Interest income	1.7	0.5	3.4	1.1
Interest expense	(236.4)	(57.2)	(299.6)	(115.3)
Other financial (expenses) / income, net	(1.8)	0.3	(3.0)	(4.9)
Total financial expenses, net	(236.5)	(56.4)	(299.2)	(119.1)
(Loss) / income before income taxes	(230.5)	39.9	(248.4)	35.6
Income tax expense	(10.9)	(4.8)	(22.0)	(17.4)
Net (loss) / income attributable to shareholders	(241.4)	35.1	(270.4)	18.2
Total comprehensive (loss) / income attributable to shareholders	$ (241.4)	$ 35.1	$ (270.4)	$ 18.2
Basic loss per share (in dollars per share)	$ (0.79)	$ 0.15	$ (0.88)	$ 0.08
Diluted loss per share (in dollars per share)	$ (0.79)	$ 0.14	$ (0.88)	$ 0.08
Weighted-average shares outstanding - basic (in shares)	307,391,018	238,907,129	307,653,974	241,134,285
Weighted-average shares outstanding - diluted (in shares)	307,391,018	273,877,730	307,653,974	242,362,500
Dayrate revenue
Operating revenues
Total operating revenues	$ 187.7	$ 238.5	$ 397.2	$ 440.7
Bareboat charter revenue
Operating revenues
Total operating revenues	32.9	20.3	59.5	27.9
Management contract revenue
Operating revenues
Total operating revenues	$ 11.7	$ 8.9	$ 22.6	$ 15.7